CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues and other:
Oil, natural gas and natural gas liquids sales	$ 347,227	$ 302,390	$ 696,122	$ 543,097	$ 1,162,037	$ 690,054	$ 408,219
Gains (losses) on oil and natural gas derivatives	439,647	205,515	441,678	(163,961)	449,940	75,211	(141,374)
Marketing revenues	10,841	1,509	12,131	2,682	5,868	3,966	4,380
Other revenues	2,882	1,157	4,756	2,280	4,609	3,049	1,924
Total revenues	800,597	510,571	1,154,687	384,098	1,622,454	772,280	273,149
Expenses:
Lease operating expenses	70,129	56,363	141,765	102,264	232,619	158,382	132,647
Transportation expenses	21,815	6,476	32,377	12,331	28,358	19,594	18,202
Marketing expenses	6,458	1,044	7,150	1,853	3,681	2,716	2,154
General and administrative expenses	41,185	31,543	84,506	62,103	133,272	99,078	86,134
Exploration costs	407	550	817	995	2,390	5,168	7,169
Bad debt expenses	(38)	33	(22)	(5)	(22)	(46)	401
Depreciation, depletion and amortization	143,506	79,345	260,782	145,711	334,084	238,532	201,782
Impairment of long-lived assets	146,499	0	146,499	0	0	38,600	0
Taxes, other than income taxes	30,656	20,318	55,851	36,045	78,522	45,182	27,605
(Gains) losses on sale of assets and other, net	36	977	1,514	1,591	3,516	6,536	(24,598)
Total expenses	460,653	196,649	731,239	362,888	816,420	613,742	451,496
Other income and (expenses):
Loss on extinguishment of debt	0	(9,810)	0	(94,372)	(94,612)	0	0
Interest expense, net of amounts capitalized	(94,390)	(62,361)	(171,909)	(125,825)	(259,725)	(193,510)	(92,701)
Losses on interest rate swaps					0	(67,908)	(26,353)
Other, net	(7,956)	(2,972)	(11,225)	(4,718)	(7,792)	(7,167)	(2,661)
Total other income and (expenses)	(102,346)	(75,143)	(183,134)	(224,915)	(362,129)	(268,585)	(121,715)
Income (loss) from continuing operations before income taxes	237,598	238,779	240,314	(203,705)	443,905	(110,047)	(300,062)
Income tax benefit (expense)	(512)	(1,670)	(9,430)	(5,868)	(5,466)	(4,241)	4,221
Income (loss) from continuing operations	237,086	237,109	230,884	(209,573)	438,439	(114,288)	(295,841)
Discontinued operations:
Losses on sale of assets, net of taxes					0	0	(158)
Loss from discontinued operations, net of taxes					0	0	(2,193)
Loss from discontinued operations, net of taxes, total					0	0	(2,351)
Net income (loss)	$ 237,086	$ 237,109	$ 230,884	$ (209,573)	$ 438,439	$ (114,288)	$ (298,192)
Income (loss) per unit-continuing operations:
Basic	$ 1.19	$ 1.34	$ 1.17	$ (1.25)	$ 2.52	$ (0.80)	$ (2.48)
Diluted	$ 1.19	$ 1.33	$ 1.16	$ (1.25)	$ 2.51	$ (0.80)	$ (2.48)
Loss per unit-discontinued operations:
Basic					$ 0.00	$ 0.00	$ (0.02)
Diluted					$ 0.00	$ 0.00	$ (0.02)
Net income (loss) per unit:
Basic (in usd per unit)	$ 1.19	$ 1.34	$ 1.17	$ (1.25)	$ 2.52	$ (0.80)	$ (2.50)
Diluted (in usd per unit)	$ 1.19	$ 1.33	$ 1.16	$ (1.25)	$ 2.51	$ (0.80)	$ (2.50)
Weighted average units outstanding:
Basic (in units)	197,507	175,035	195,382	169,104	172,004	142,535	119,307
Diluted (in units)	198,160	175,797	196,039	169,104	172,729	142,535	119,307
Distributions declared per unit (in usd per unit)	$ 0.725	$ 0.660	$ 1.415	$ 1.320	$ 2.70	$ 2.55	$ 2.52